Employee Benefit Plan, Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value Measurements [Line Items]
EBP, Fair Value Measurements [Text Block]	Fair Value Measurements
The Plan classifies its investments recorded at fair value as either Level 1, 2, or 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations based on significant unobservable inputs.
In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, the Plan considers all available information, including observable market data, indications of market liquidity and orderliness, and its understanding of the valuation techniques and significant inputs used. Judgments are made regarding the significance of the Level 3 inputs to the instruments’ fair value measurement to its entirety. If unobservable inputs are considered significant, the instrument is classified as Level 3.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Investments in mutual funds are valued at fair value based upon quoted prices in an active market. Mutual funds include money market funds, which are priced at $1.00 per share.
Investments in common collective trusts are redeemable daily at net asset value (“NAV”), which is the readily determinable fair value. The price per share is quoted on a private market; however, the price per share is based on the value of the underlying investments, which are traded on an active market.
Investments in multi-manager funds are comprised of publicly traded mutual funds, which are valued at fair value based upon quoted prices in an active market, and common collective trusts that are valued at NAV. The NAV is based upon the value of the underlying investments which are traded on an active market.
Investments in the Stable Value Fund’s common collective trusts that are not an underlying investment of a fully benefit-responsive contract are valued at NAV as described above.
The Wells Fargo ESOP Fund is structured as a unitized account that holds investments in Company common stock that are valued at quoted market prices and a percentage of money market funds that are valued at fair value as described above. The money market funds are used to provide daily liquidity for the fund.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024, respectively:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common collective trusts	$—	33,856,753,367	—	33,856,753,367
Mutual funds	1,798,785,402	—	—	1,798,785,402
Multi-manager funds:
Common collective trusts	—	9,815,903,665	—	9,815,903,665
Mutual funds	2,352,311,979	—	—	2,352,311,979
Total multi-manager funds	2,352,311,979	9,815,903,665	—	12,168,215,644
Stable Value Fund
Common collective trusts	—	127,950,637	—	127,950,637
Company common stock	11,995,367,786	—	—	11,995,367,786
Total investments at fair value	$16,146,465,167	43,800,607,669	—	59,947,072,836

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common collective trusts	$—	30,014,008,564	—	30,014,008,564
Mutual funds	1,578,497,672	—	—	1,578,497,672
Multi-manager funds:
Common collective trusts	—	9,175,446,613	—	9,175,446,613
Mutual funds	2,341,987,965	—	—	2,341,987,965
Total multi-manager funds	2,341,987,965	9,175,446,613	—	11,517,434,578
Stable Value Fund
Common collective trusts	—	121,310,346	—	121,310,346
Company common stock	10,218,099,891	—	—	10,218,099,891
Total investments at fair value	$14,138,585,528	39,310,765,523	—	53,449,351,051